Exploration and Evaluation Assets - TY & Sons Claims in San Bernardino County, CA (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Nov. 17, 2016 shares	Aug. 11, 2016 USD ($) shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)
Share Capital
Purchase of exploration and evaluation assets | $			$ 42,385	$ 51,257
T Y Sons Right Title And Interest In A Property Option Agreement | TY & Sons
Share Capital
Number of common shares issued | shares		14,000,000
T Y Sons Right Title And Interest In A Property Option Agreement | Nevada Mining
Share Capital
Number of common shares issued | shares	2,500,000
Amount required to be paid under terms of agreement | $		$ 325
Net smelter return royalty (as a percent)		2.50%
Smelter returns royalty applicable to any after acquired properties (as a percent)		0.50%